SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details)		12 Months Ended
	Apr. 30, 2020 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation | $		$ 14,213,841		$ 13,370,377	$ 6,054,612
Tax benefit relating to share-based compensation expense | $		$ 1,666,221
Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 4 months 24 days	3 years 4 months 24 days
Service-based RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance		65,816,445	65,816,445	69,826,580
Granted		48,542,120	48,542,120	21,259,735
Exercised		(25,568,598)	(25,568,598)	(22,237,430)
Forfeited		(9,262,221)	(9,262,221)	(3,032,440)
Ending balance		79,527,746	79,527,746	65,816,445	69,826,580
Beginning balance | $ / shares		$ 0.48		$ 0.28
Granted | $ / shares		0.27		0.97
Exercised | $ / shares		0.34		0.34
Forfeited | $ / shares		0.45		0.34
Ending balance | $ / shares		$ 0.40		$ 0.48	$ 0.28
Cancelled to grant new RSUs	900,000
Granted		48,542,120	48,542,120	21,259,735
Weighted average period expected to be recognized for unrecognized share based compensation expense		1 year 10 months 24 days	1 year 10 months 24 days
Total share based compensation | $		$ 12,636,643		$ 9,097,438	$ 4,353,480
Total unrecognized share based compensation expense | $		$ 27,887,529
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	8,560,000
Cancelled to grant RSUs	7,660,000			750,000
Granted	8,560,000
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 8 months 12 days	3 years 8 months 12 days
Total share based compensation | $	$ 800,000	$ 1,238,963		$ 4,272,939	$ 1,701,132
Total unrecognized share based compensation expense | $	$ 1,700,000
Share options | Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation		338,235	¥ 2,325,260
Total unrecognized share based compensation expense		$ 363,169				¥ 2,504,852
Restricted Share Units ("RSUs") | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years
Restricted Share Units ("RSUs") | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years 6 months